Financial income and financial expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Financial Income
Financial income

in CHF thousands	2024	2023	2022
Interest income on financial assets held at amortized costs	3,384	4,279	1,142
Net foreign exchange gain	3,830	—	717
Total year ended December 31	7,214	4,279	1,859

Disclosure of Detailed Information about Financial Expense
Financial expense

in CHF thousands	2024	2023	2022
Net foreign exchange loss	—	(5,106)	—
Negative interest on financial assets held at amortized costs	(1)	—	(562)
Interest expense on leases	(24)	(34)	(43)
Other financial expenses	(13)	(15)	(14)
Total year ended December 31	(38)	(5,155)	(619)